Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
AT&T, Inc.	38,963	1,102
Comcast Corp. - Class A	121,339	4,477
News Corp. - Class A	347,533	9,460
Verizon Communications, Inc.	46,825	2,124
The Walt Disney Co.	71,699	7,077

Total		24,240

Consumer Discretionary (2.5%)
Dr. Ing. h.c. F. Porsche AG - Preference Shares	15,090	752
The Home Depot, Inc.	5,250	1,924
Kohl’s Corp.	67,347	551
Las Vegas Sands Corp.	177,415	6,853
Mattel, Inc. *	174,559	3,392
The TJX Cos., Inc.	21,581	2,628
Volkswagen AG - Preference Shares	26,479	2,682

Total		18,782

Consumer Staples (9.2%)
Colgate-Palmolive Co.	71,700	6,718
Conagra Brands, Inc.	153,009	4,081
Dollar General Corp.	29,753	2,616
Kenvue, Inc.	562,199	13,481
Keurig Dr. Pepper, Inc.	23,000	787
Kimberly-Clark Corp.	94,311	13,413
Philip Morris International, Inc.	82,954	13,167
Tyson Foods, Inc. - Class A	96,938	6,186
Walmart, Inc.	87,514	7,683

Total		68,132

Energy (10.0%)
Baker Hughes Co.	15,700	690
Chevron Corp.	2,278	381
ConocoPhillips	86,851	9,121
Enbridge, Inc.	29,935	1,326
EOG Resources, Inc.	24,472	3,138
EQT Corp.	100,047	5,346
Expand Energy Corp.	26,704	2,973
Exxon Mobil Corp.	106,419	12,656
Hess Corp.	14,400	2,300
Phillips 66	13,600	1,679
Schlumberger, Ltd.	121,860	5,094
South Bow Corp.	132,938	3,395
Suncor Energy, Inc.	84,400	3,268
TC Energy Corp.	73,898	3,489
TotalEnergies SE	215,008	13,896
The Williams Cos., Inc.	85,300	5,098

Total		73,850

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials (21.7%)
American International Group, Inc.	141,836	12,331
Apollo Global Management, Inc.	16,064	2,200
Bank of America Corp.	172,910	7,215
The Charles Schwab Corp.	174,565	13,665
Chubb, Ltd.	46,892	14,161
Citigroup, Inc.	157,911	11,210
Equitable Holdings, Inc.	228,990	11,928
Fifth Third Bancorp	171,023	6,704
The Hartford Insurance Group, Inc.	88,264	10,921
Huntington Bancshares, Inc.	572,256	8,589
JPMorgan Chase & Co.	49,359	12,108
Loews Corp.	89,420	8,219
MetLife, Inc.	201,901	16,211
Morgan Stanley	12,558	1,465
State Street Corp.	17,538	1,570
U.S. Bancorp	133,388	5,632
Wells Fargo & Co.	222,048	15,941

Total		160,070

Health Care (16.0%)
AbbVie, Inc.	8,384	1,757
AstraZeneca PLC, ADR	61,838	4,545
Becton Dickinson and Co.	54,926	12,581
Biogen, Inc. *	14,244	1,949
Bristol-Myers Squibb Co.	56,500	3,446
Cardinal Health, Inc.	10,075	1,388
Centene Corp. *	17,749	1,078
The Cigna Group	24,427	8,036
CVS Health Corp.	137,370	9,307
Elevance Health, Inc.	35,520	15,450
GE HealthCare Technologies, Inc.	14,232	1,149
Humana, Inc.	3,900	1,032
Johnson & Johnson	32,649	5,414
Medtronic PLC	84,981	7,636
Merck & Co., Inc.	18,759	1,684
Pfizer, Inc.	131,992	3,345
Sanofi SA, ADR	92,841	8,207
Thermo Fisher Scientific, Inc.	7,851	3,907
UnitedHealth Group, Inc.	18,200	9,532
Viatris, Inc.	554,822	4,832
Zimmer Biomet Holdings, Inc.	106,676	12,074

Total		118,349

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials (13.2%)
3M Co.	18,516	2,719
AGCO Corp.	28,094	2,601
The Boeing Co. *	48,578	8,285
CSX Corp.	185,849	5,470
Cummins, Inc.	13,967	4,378
Ferguson Enterprises, Inc.	15,809	2,533
Fortive Corp.	44,522	3,258
GE Vernova, Inc.	8,199	2,503
General Electric Co.	64,164	12,842
L3Harris Technologies, Inc.	58,534	12,252
Norfolk Southern Corp.	18,166	4,303
Rockwell Automation, Inc.	13,512	3,491
Siemens AG	40,427	9,275
Southwest Airlines Co.	233,109	7,828
Stanley Black & Decker, Inc.	120,493	9,263
United Parcel Service, Inc. - Class B	59,114	6,502

Total		97,503

Information Technology (9.5%)
Accenture PLC - Class A	20,409	6,368
Adobe, Inc. *	8,341	3,199
Advanced Micro Devices, Inc. *	21,914	2,251
Applied Materials, Inc.	27,171	3,943
Cisco Systems, Inc.	21,819	1,347
Fiserv, Inc. *	40,194	8,876
Intel Corp.	115,859	2,631
Microsoft Corp.	23,309	8,750
QUALCOMM, Inc.	90,372	13,882
Salesforce, Inc.	4,600	1,235
Samsung Electronics Co., Ltd.	137,417	5,442
TE Connectivity PLC	42,173	5,960
Texas Instruments, Inc.	36,666	6,589

Total		70,473

Materials (3.1%)
CF Industries Holdings, Inc.	120,502	9,417
International Paper Co.	201,622	10,757
West Fraser Timber Co., Ltd.	31,684	2,438

Total		22,612

Real Estate (4.1%)
Equity Residential	157,801	11,295
Rayonier, Inc.	157,318	4,386
Rexford Industrial Realty, Inc.	99,332	3,889

Equity Income Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Vornado Realty Trust	8,400	311
Weyerhaeuser Co.	364,543	10,674

Total		30,555

Utilities (5.9%)
Ameren Corp.	94,760	9,514
Atmos Energy Corp.	3,000	464
Dominion Energy, Inc.	115,050	6,451
NextEra Energy, Inc.	75,862	5,378
NiSource, Inc.	15,215	610
PG&E Corp.	31,147	535
Sempra	80,332	5,732
The Southern Co.	164,359	15,113

Total		43,797

Total Common Stocks (Cost: $562,094)		728,363

Convertible Preferred Stocks (0.6%)
Industrials (0.4%)
The Boeing Co., 6.000% 10/15/27	49,355	2,953

Total		2,953

Utilities (0.2%)
NextEra Energy, Inc., 6.926% 8/28/25	28,779	1,169

Total		1,169

Total Convertible Preferred Stocks (Cost: $3,871)		4,122

Total Investments (99.1%) (Cost: $565,965)@		732,485

Other Assets, Less Liabilities (0.9%)		6,818

Net Assets (100.0%)		739,303

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $565,965 and the net unrealized appreciation of investments based on that cost was $166,520 which is comprised of $192,937 aggregate gross unrealized appreciation and $26,417 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$15,348	$3,434	$—
Energy	59,954	13,896	—
Health Care	112,226	6,123	—
Industrials	88,228	9,275	—
Information Technology	65,031	5,442	—
All Others	349,406	—	—
Convertible Preferred Stocks	4,122	—	—

Total Assets:	$694,315	$38,170	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand